LOOMIS SAYLES INSTITUTIONAL FUNDS

LOOMIS SAYLES RETAIL FUNDS

Supplement dated March 6, 2009, to the Loomis Sayles Institutional Funds and Loomis Sayles Retail Funds Statements

of Additional Information (“SAI”), each dated February 1, 2009, each as may be revised or supplemented from time to time.

Effective immediately, Jonathan P. Mason’s information in the table within the section “Management of the Trusts” in the Loomis Sayles Institutional Funds SAI and in the table in the sub-section “Trustees and Officers” within the section “Management of the Trusts” in the Loomis Sayles Retail Funds SAI is updated as follows:

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held

Jonathan P. Mason (1958)	Trustee since 2007 Audit Committee Member	Chief Financial Officer, Fonterra
Co-operative Ltd. (dairy
products); formerly, Chief
Financial Officer, Cabot Corp.
(specialty chemicals); formerly,
Vice President and Treasurer,
International Paper Company;
formerly, Chief Financial
Officer, Carter Holt Harvey
		(forest products)	40 None

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.

** Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a trustee’s or officer’s current position with such entity.

*** The trustees of the Trusts serve as trustees of a fund complex that includes all series of Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

LOOMIS SAYLES SECURITIZED ASSET FUND

Supplement dated March 6, 2009, to the Loomis Sayles High Income Opportunities Fund and Loomis Sayles

Securitized Asset Fund Statement of Additional Information dated February 1, 2009, as may be revised or supplemented from time to time.

Effective immediately, Jonathan P. Mason’s information in the table in the sub-section “Trustees and Officers” within the section “Management of the Funds” is updated as follows:

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held

Jonathan P. Mason (1958)	Trustee Since 2007 Audit Committee Member

Chief Financial Officer, Fonterra

Co-operative Ltd. (dairy

products); formerly, Chief Financial Officer, Cabot Corp. (specialty chemicals); formerly, Vice President and Treasurer, International Paper Company; formerly, Chief Financial Officer, Carter Holt Harvey (forest products)

40 None

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.

** Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

*** The Trustees of the Trusts serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).